Income Tax Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax accrued	¥ 0
Cayman Islands | New Borun
Income taxes
Statutory tax rate (as a percent)	0.00%
British Virgin Islands | Golden Direction
Income taxes
Statutory tax rate (as a percent)	0.00%
Hong Kong | China High
Income taxes
Statutory tax rate (as a percent)	16.50%
PRC
Income taxes
Statutory tax rate (as a percent)	25.00%
PRC | Minimum
Income taxes
Tax rate on dividends (as a percent)	5.00%
PRC | Maximum
Income taxes
Tax rate on dividends (as a percent)	10.00%